REGULATORY REQUIREMENTS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

25.  REGULATORY REQUIREMENTS

The Company’s broker-dealer and insurance-broker subsidiaries, Futu Securities, Moomoo Financial Inc., Futu Clearing Inc., Moomoo Financial Singapore pte Ltd., Futu Insurance Brokers (Hong Kong) Limited and Futu Securities (Australia) Ltd. are subject to capital requirements determined by its respective regulators.

Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital.

Moomoo Financial Inc. and Futu Clearing Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital.

Moomoo Financial Singapore pte Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services Licences) Regulations, which requires the maintenance of financial resource over its total risk requirement.

Futu Insurance Brokers (Hong Kong) Limited, was subject to Insurance (Financial and Other Requirements for Licensed Insurance Broker Companies) Rules, which requires minimum net assets.

Futu Securities (Australia) Ltd., the Company's subsidiary located in Australia, was subject to Regulatory Guide 166 Licensing: Financial requirements, which requires the maintenance of surplus liquid funds when licensees hold client money or property.

25.  REGULATORY REQUIREMENTS (Continued)

The tables below summarizes the net capital, the requirement and the excess capital for the Group’s broker-dealer subsidiaries as of December 31, 2021 and June 30, 2022:

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Moomoo Financial Inc.	149,871	22,560	127,311
Moomoo Financial Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218

	As of June 30, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)

Futu Securities	6,243,794	1,593,608	4,650,186
Futu Clearing Inc.	3,456,065	303,734	3,152,331
Moomoo Financial Inc.	109,105	21,343	87,762
Moomoo Financial Singapore pte Ltd.	685,433	193,142	492,291
Futu Insurance Brokers (Hong Kong) Limited	1,498	500	998
Futu Securities (Australia) Ltd.	90,381	1,250	89,131

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2021 and June 30, 2022, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.

25.  REGULATORY REQUIREMENTS

The Company’s broker-dealer and insurance-broker subsidiaries, Futu Securities, Moomoo Financial Inc., Futu Clearing Inc., Moomoo Financial Singapore pte Ltd., Futu Insurance Brokers (Hong Kong) Limited and Futu Securities (Australia) Ltd. are subject to capital requirements determined by its respective regulators.

Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital.

Moomoo Financial Inc. and Futu clearing Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital.

25.    REGULATORY REQUIREMENTS (Continued)

Moomoo Financial Singapore Pte Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services Licences) Regulations, which requires the maintenance of financial resource over its total risk requirement.

Futu Insurance Brokers (Hong Kong) Limited, was subject to Insurance (Financial and Other Requirements for Licensed Insurance Broker Companies) Rules, which requires minimum net assets.

Futu Securities (Australia) Ltd., the Company's subsidiary located in Australia, was subject to Regulatory Guide 166 Licensing: Financial requirements, which requires the maintenance of surplus liquid funds when licensees hold client money or property.

The tables below summaries the net capital, the requirement and the excess capital for the Group’s broker-dealer subsidiaries as of December 31, 2021 and September 30, 2022:

	As of December 31, 2021
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	6,666,092	1,631,080	5,035,012
Futu Clearing Inc.	3,308,395	97,565	3,210,830
Moomoo Financial Inc.	149,871	22,560	127,311
Moomoo Financial Singapore pte Ltd.	345,424	156,646	188,778
Futu Insurance Brokers (Hong Kong) Limited	1,718	500	1,218

	As of September 30, 2022
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$in thousands)
Futu Securities	5,044,921	1,572,427	3,472,494
Futu Clearing Inc.	4,057,214	321,482	3,735,732
Moomoo Financial Inc.	71,076	22,245	48,831
Moomoo Financial Singapore pte Ltd.	685,144	170,813	514,331
Futu Insurance Brokers (Hong Kong) Limited	1,399	500	899
Futu Securities (Australia) Ltd.	60,951	1,214	59,737

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2021 and September 30, 2022, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.